Shareholder Report, Holdings (Details)	Sep. 30, 2024
Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Class P | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Class P | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class P | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class P | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class P | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class P | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class P | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class P | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class P | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class P | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class P | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class P | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class P | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class P | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class P | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class P | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class P | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Institutional Class | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Institutional Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Institutional Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Guggenheim RBP® Dividend Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim RBP® Dividend Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim RBP® Dividend Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim RBP® Dividend Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim RBP® Dividend Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Guggenheim RBP® Dividend Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim RBP® Dividend Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim RBP® Dividend Fund | Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim RBP® Dividend Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guggenheim RBP® Dividend Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim RBP® Dividend Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim RBP® Dividend Fund | Class A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim RBP® Dividend Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim RBP® Dividend Fund | Class A | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim RBP® Dividend Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Guggenheim RBP® Dividend Fund | Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim RBP® Dividend Fund | Class A | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Dividend Fund | Class A | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim RBP® Dividend Fund | Class A | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim RBP® Dividend Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim RBP® Dividend Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim RBP® Dividend Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim RBP® Dividend Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim RBP® Dividend Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Guggenheim RBP® Dividend Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim RBP® Dividend Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim RBP® Dividend Fund | Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim RBP® Dividend Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guggenheim RBP® Dividend Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim RBP® Dividend Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim RBP® Dividend Fund | Class C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim RBP® Dividend Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim RBP® Dividend Fund | Class C | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim RBP® Dividend Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Guggenheim RBP® Dividend Fund | Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim RBP® Dividend Fund | Class C | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Dividend Fund | Class C | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim RBP® Dividend Fund | Class C | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim RBP® Dividend Fund | Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim RBP® Dividend Fund | Institutional Class | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim RBP® Dividend Fund | Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim RBP® Dividend Fund | Institutional Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim RBP® Dividend Fund | Institutional Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Guggenheim RBP® Dividend Fund | Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim RBP® Dividend Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim RBP® Dividend Fund | Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim RBP® Dividend Fund | Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guggenheim RBP® Dividend Fund | Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim RBP® Dividend Fund | Institutional Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim RBP® Dividend Fund | Institutional Class | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim RBP® Dividend Fund | Institutional Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim RBP® Dividend Fund | Institutional Class | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim RBP® Dividend Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Guggenheim RBP® Dividend Fund | Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim RBP® Dividend Fund | Institutional Class | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Dividend Fund | Institutional Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim RBP® Dividend Fund | Institutional Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim RBP® Dividend Fund | Class P | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim RBP® Dividend Fund | Class P | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Guggenheim RBP® Dividend Fund | Class P | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Guggenheim RBP® Dividend Fund | Class P | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Guggenheim RBP® Dividend Fund | Class P | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Guggenheim RBP® Dividend Fund | Class P | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim RBP® Dividend Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim RBP® Dividend Fund | Class P | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim RBP® Dividend Fund | Class P | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Guggenheim RBP® Dividend Fund | Class P | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim RBP® Dividend Fund | Class P | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim RBP® Dividend Fund | Class P | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim RBP® Dividend Fund | Class P | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim RBP® Dividend Fund | Class P | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim RBP® Dividend Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Guggenheim RBP® Dividend Fund | Class P | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim RBP® Dividend Fund | Class P | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Dividend Fund | Class P | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim RBP® Dividend Fund | Class P | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Guggenheim RBP® Large-Cap Defensive Fund | Class A | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Guggenheim RBP® Large-Cap Defensive Fund | Class P | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Guggenheim RBP® Large-Cap Defensive Fund | Class C | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Mastercard Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Guggenheim RBP® Large-Cap Defensive Fund | Institutional Class | Eli Lillyamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim RBP® Large-Cap Value Fund | Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim RBP® Large-Cap Value Fund | Class A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Guggenheim RBP® Large-Cap Value Fund | Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim RBP® Large-Cap Value Fund | Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim RBP® Large-Cap Value Fund | Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Guggenheim RBP® Large-Cap Value Fund | Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim RBP® Large-Cap Value Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guggenheim RBP® Large-Cap Value Fund | Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim RBP® Large-Cap Value Fund | Class A | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim RBP® Large-Cap Value Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Guggenheim RBP® Large-Cap Value Fund | Class A | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim RBP® Large-Cap Value Fund | Class A | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class A | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim RBP® Large-Cap Value Fund | Class A | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class A | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class A | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim RBP® Large-Cap Value Fund | Class A | I Shares Samp P 500 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim RBP® Large-Cap Value Fund | Class A | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim RBP® Large-Cap Value Fund | Class A | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim RBP® Large-Cap Value Fund | Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim RBP® Large-Cap Value Fund | Class C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Guggenheim RBP® Large-Cap Value Fund | Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim RBP® Large-Cap Value Fund | Class C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim RBP® Large-Cap Value Fund | Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Guggenheim RBP® Large-Cap Value Fund | Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim RBP® Large-Cap Value Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guggenheim RBP® Large-Cap Value Fund | Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim RBP® Large-Cap Value Fund | Class C | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim RBP® Large-Cap Value Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Guggenheim RBP® Large-Cap Value Fund | Class C | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim RBP® Large-Cap Value Fund | Class C | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class C | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim RBP® Large-Cap Value Fund | Class C | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class C | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class C | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim RBP® Large-Cap Value Fund | Class C | I Shares Samp P 500 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim RBP® Large-Cap Value Fund | Class C | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim RBP® Large-Cap Value Fund | Class C | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | I Shares Samp P 500 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim RBP® Large-Cap Value Fund | Institutional Class | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim RBP® Large-Cap Value Fund | Class P | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim RBP® Large-Cap Value Fund | Class P | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Guggenheim RBP® Large-Cap Value Fund | Class P | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Guggenheim RBP® Large-Cap Value Fund | Class P | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim RBP® Large-Cap Value Fund | Class P | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Guggenheim RBP® Large-Cap Value Fund | Class P | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim RBP® Large-Cap Value Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guggenheim RBP® Large-Cap Value Fund | Class P | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim RBP® Large-Cap Value Fund | Class P | J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guggenheim RBP® Large-Cap Value Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Guggenheim RBP® Large-Cap Value Fund | Class P | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim RBP® Large-Cap Value Fund | Class P | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class P | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim RBP® Large-Cap Value Fund | Class P | Coca Cola Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class P | Procteramp Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim RBP® Large-Cap Value Fund | Class P | Merckamp Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim RBP® Large-Cap Value Fund | Class P | I Shares Samp P 500 Value E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim RBP® Large-Cap Value Fund | Class P | Pepsi Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim RBP® Large-Cap Value Fund | Class P | Wells Fargoamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%